SHARE-BASED COMPENSATION (Details) ¥ in Thousands				12 Months Ended
	Jul. 01, 2018 $ / shares shares	Jul. 01, 2017 $ / shares shares	Jul. 01, 2016 $ / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥)	Jul. 31, 2017 shares
CreditEase and its consolidated subsidiaries and VIEs
SHARE-BASED COMPENSATION
Recognized deemed dividend | ¥					¥ 84,927	¥ 108,604	¥ 124,210
Employees | General and administrative expenses
SHARE-BASED COMPENSATION
Recognized compensation expenses | ¥					¥ 85,188	¥ 81,979	¥ 17,223
Employee and Non-employee RSUs
Number of Restricted Shares
Outstanding at beginning of the period (in shares)					3,227,428
Granted (in shares)					2,488,540
Vested (in shares)					(1,789,418)
Forfeited (in shares)					(240,880)
Outstanding at end of the period (in shares)					3,685,670	3,227,428
Weighted-Average Grant-Date Fair Value
Unvested at beginning of the period (in dollars per share) | $ / shares				$ 11.02
Granted (in dollars per share) | $ / shares				10.61
Vested (in dollars per share) | $ / shares				10.61
Forfeited (in dollars per share) | $ / shares				11.53
Unvested at end of the period (in dollars per share) | $ / shares				$ 10.91
The 2015 Share Incentive Plan | Employee and Non-employee RSUs | Directors and employee
Number of Restricted Shares
Granted (in shares)			524,000
The 2015 Share Incentive Plan | Employee and Non-employee RSUs | Directors and employee | Group and CreditEase and its consolidated subsidiaries and VIEs
SHARE-BASED COMPENSATION
Ordinary shares were reserved for issuance								3,939,100
Number of authorized shares			4,034,100
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share) | $ / shares			$ 7.25
The 2015 Share Incentive Plan | Employee and Non-employee RSUs | Directors and employee | CreditEase and its consolidated subsidiaries and VIEs
Number of Restricted Shares
Granted (in shares)			3,510,100
The 2015 Share Incentive Plan | Employee and Non-employee RSUs | Directors and employee | Tranche One | Group and CreditEase and its consolidated subsidiaries and VIEs
SHARE-BASED COMPENSATION
Approximate percentage of vested shares			59.90%
The 2017 Share Incentive Plan | Maximum
SHARE-BASED COMPENSATION
Ordinary shares were reserved for issuance								6,060,900
The 2017 Share Incentive Plan | Employee and Non-employee RSUs | Directors and employee
Number of Restricted Shares
Granted (in shares)	1,071,040	2,251,202
The 2017 Share Incentive Plan | Employee and Non-employee RSUs | Directors and employee | Group and CreditEase and its consolidated subsidiaries and VIEs
SHARE-BASED COMPENSATION
Number of authorized shares	2,488,540	3,744,782
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share) | $ / shares	$ 10.61	$ 12.50
The 2017 Share Incentive Plan | Employee and Non-employee RSUs | Directors and employee | CreditEase and its consolidated subsidiaries and VIEs
Number of Restricted Shares
Granted (in shares)	1,417,500	1,493,580
The 2017 Share Incentive Plan | Employee and Non-employee RSUs | Directors and employee | Tranche One | Group and CreditEase and its consolidated subsidiaries and VIEs
SHARE-BASED COMPENSATION
Approximate percentage of vested shares	31.90%	34.10%